INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
Schedule of income tax rates of Group's subsidiaries
The statutory income tax rates for the Group where it has significant operations are as follows:

	For the year ended December 31,
	2015	2016	2017

PRC	25.00%	25.00%	25.00%
Hong Kong	16.50%	16.50%	16.50%
Germany	29.13%	29.13%	29.13%
Malaysia	25.00%	25.00%	25.00%
South Korea	22.00%	22.00%	22.00%
USA*	35.00%	35.00%	35.00%

Schedule of income (loss) before income taxes
Income (loss) before income taxes consists of:

In millions of $	For the year ended December 31,
	2015	2016	2017

PRC	62.3	18.4	(32.0)
Germany	-	(60.8)	5.9
Malaysia	-	63.6	31.0
South Korea	-	51.7	(19.6)
USA	4.5	3.2	25.1
Cayman	(17.2)	48.5	(7.2)
Others	4.3	(1.4)	(3.6)

	53.9	123.2	(0.4)

Schedule of income tax expense	Income tax expense (benefit) consists of:
In millions of $	For the year ended December 31,
	2015	2016	2017

Current	5.5	2.3	16.7
Deferred	4.6	(6.6)	(4.7)

	10.1	(4.3)	12.0

Schedule of reconciliation of tax computed by applying the statutory income tax rate of the Company to income tax expense
The reconciliation of tax computed by applying the statutory income tax rate of the Company to income tax expense (benefit) is as follows:

In millions of $	For the year ended December 31,
	2015	2016	2017

Income tax computed at parent statutory tax rate	-	-	-
Non-deductible expenses	5.7	10.7	0.9
Foreign tax rate differences	12.0	25.2	6.5
Income not subject to taxation	(0.2)	(29.7)	(2.9)
Others	(5.2)	(21.0)	8.6
Changes in the valuation allowance	(2.2)	10.5	(1.1)

	10.1	(4.3)	12.0

Schedule of components of deferred tax assets (liabilities)
Deferred tax assets (liabilities) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets (liabilities) are as follows:

In millions of $	As of December 31,
	2016	2017

Deferred tax assets:

Account receivables and other assets	35.7	0.2
Provisions	51.4	1.8
Warranty provision	0.8	1.7
Inventory write-off	-	0.0
Allowance for doubtful accounts	116.9	38.6
Tax losses	85.5	67.6
Fixed assets	49.3	15.8
Unabsorbed capital allowance	-	16.7
Others	3.9	15.4
Valuation allowance	(336.9)	(141.7)
Offsetting	(0.5)	(7.0)

Net deferred tax assets	6.1	9.1

Deferred tax liabilities:

Financial assets	0.9	0.0
Accounts receivable and other assets	1.7	0.0
Liabilities	-	0.0
Land use rights	2.8	2.8
Intangible assets	4.0	4.4
Fixed assets	1.4	7.9
Others	-	0.6
Offsetting	(0.5)	(7.0)

Net deferred tax liabilities	10.3	8.7

Schedule of reconciliation of accrued unrecognized tax benefits
As of December 31, 2015, the Group’s unrecognized tax benefit of $17.9 million related to tax incentive received. In 2016, the Group reversed the unrecognized tax benefit as management believes it is more-likely-than-not that the liability no longer required due to expiration of statute of limitations. Reconciliation of accrued unrecognized tax benefit is as follows:

In millions of $	For the year ended December 31,
	2015	2016	2017

Beginning balance	-	17.9	-
Expiration of statute of limitations	-	(17.9)	-
Acquired in the Transaction	17.9	-	-

Ending balance	17.9	-	-